AOCI Reclassifications Out of Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues	$ 16,047	$ 14,072	$ 11,652
Cost of Revenue	(5,036)	(4,216)	(3,461)
Sales and marketing	(3,060)	(2,913)	(2,435)
Product development	(1,768)	(1,573)	(1,235)
General and Administrative Expense	(1,703)	(1,567)	(1,364)
Interest and other, net	95	196	1,537
Provision for income taxes	(610)	(475)	(681)
Net income	2,856	2,609	3,229
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	(5)
Gains (Losses) on Cash Flow Hedges - Foreign Exchange Contracts | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues	(4)
Cost of Revenue	(3)
Sales and marketing	(1)
Product development	(5)
General and Administrative Expense	(1)
Total, before income taxes	(14)
Provision for income taxes	0
Net income	(14)
Unrealized Gains on Investments | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest and other, net	9
Total, before income taxes	9
Provision for income taxes	0
Net income	$ 9